Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	25,891,072	2,802,867	230,503
Common stock, shares outstanding	25,891,072	2,802,867	230,503
Series A-1 Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized			956,240
Redeemable convertible preferred stock, shares issued			956,240
Redeemable convertible preferred stock, shares outstanding			956,240
Redeemable convertible preferred stock, aggregate liquidation value			$ 8,013,996
Preferred stock, shares authorized	2,763,000	2,763,000
Convertible preferred stock, shares issued		1,593,389
Convertible preferred stock, shares outstanding		1,593,389
Convertible preferred stock, liquidation preference		$ 2,860,233
Series C Convertible Preferred Stock [Member]
Preferred stock, shares authorized	200,000	200,000
Convertible preferred stock, shares issued		96,571
Convertible preferred stock, shares outstanding		96,571
Convertible preferred stock, liquidation preference
Series D Convertible Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Convertible preferred stock, shares issued	191,491
Convertible preferred stock, shares outstanding	191,491
Convertible preferred stock, liquidation preference	$ 1,915
Series E Preferred Stock [Member]
Preferred stock, shares authorized	100,000
Convertible preferred stock, shares issued	33,333
Convertible preferred stock, shares outstanding	33,333
Convertible preferred stock, liquidation preference	$ 333
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized			2,000,000
Redeemable convertible preferred stock, shares issued			891,485
Redeemable convertible preferred stock, shares outstanding			891,485
Redeemable convertible preferred stock, aggregate liquidation value			$ 6,509,866
Series B Redeemable Convertible Preferred Stock [Member] | Mab Vax [Member]
Redeemable convertible preferred stock, shares authorized	1,250,000	1,250,000
Redeemable convertible preferred stock, shares issued		1,250,000
Redeemable convertible preferred stock, shares outstanding		1,250,000
Redeemable convertible preferred stock, aggregate liquidation value		$ 2,627,123